Equity Incentive Plans and Stock Based Compensation - Stock Option Activity Under Equity Incentive Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares Available for Grant, Beginning Balance	3,460,540	4,423,493	175,236
Shares Available for Grant, Additional shares reserved	0	0	7,250,000
Shares Available for Grant, Shares expired			(1,286,025)
Shares Available for Grant, Options granted	(3,072,500)	(2,290,500)	(1,895,250)
Shares Available for Grant, Options exercised		0	0
Shares Available for Grant, Options canceled	1,156,704	1,327,547	179,532
Shares Available for Grant, Ending Balance	1,544,744	3,460,540	4,423,493
Number of Shares, Beginning Balance	9,032,136	8,168,942	6,526,506
Number of Shares, Granted	3,072,500	2,290,500	1,895,250
Number of Shares, Exercised	(6,187)	(99,759)	(73,282)
Number of shares, Canceled	(1,156,704)	(1,327,547)	(179,532)
Number of Shares, Ending Balance	10,941,745	9,032,136	8,168,942
Weighted Average Exercise Price, Beginning Balance	$ 3.77	$ 3.69	$ 3.66
Weighted Average Exercise Price, Granted	0.53	4.36	3.78
Weighted Average Exercise Price, Exercised	0.53	1.75	1.43
Weighted Average Exercise Price, Canceled	2.50	4.39	4.63
Weighted Average Exercise Price, Ending Balance	3.00	3.77	3.69
Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Beginning Balance	0.42	0.42	0.42
Weighted Average Exercise Price, Granted	0.38	0.48	2.91
Weighted Average Exercise Price, Exercised	0.48	0.79	0.64
Weighted Average Exercise Price, Canceled	0.42	1.30	1.64
Weighted Average Exercise Price, Ending Balance	0.42	0.42	0.42
Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Beginning Balance	7.75	7.75	7.75
Weighted Average Exercise Price, Granted	0.55	5.06	4.99
Weighted Average Exercise Price, Exercised	0.55	4.90	4.90
Weighted Average Exercise Price, Canceled	5.09	7.75	6.18
Weighted Average Exercise Price, Ending Balance	$ 7.75	$ 7.75	$ 7.75